UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2007

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Cornerstone Investment Partners
Address:  8097 Roswell Road, Building A
          Atlanta, GA  30350

Form 13F File Number:  028-11408

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Edward C. Mitchell, Jr.
Title:    Chief Compliance Officer
Phone:    770-393-2852

Signature, Place, and Date of Signing:

  /s/ Edward C. Mitchell, Jr.       Atlanta, GA              May 4, 2007
  ---------------------------       -------------          ----------------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:          108

Form 13F Information Table Value Total:  $   370,505
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

[Repeat as necessary.]

FORM 13F INFORMATION TABLE (greater than or equal to $200,000 and/or 10,000 shares)

          Column1           Column2            Column3         Column4         Column5        Column6         Column7       Column8
          -------           -------            -------         -------         -------        -------         -------       -------

          ISSUER             CLASS              CUSIP           VALUE        SHRS/PUT/CALL   DISCRETION    OTHER MANAGER   AUTHORITY
          ------             -----              -----           -----        -------------   ----------    -------------   ---------
3M Company                    COM             88579Y101        305,720.00         4,000.00     Sole             None          None
Abercrombie & Fitch           COM             002896207      6,429,167.00        84,952.00     Sole             None          None
Affiliated Computer S         COM             008190100      6,211,310.00       105,491.00     Sole             None          None
AGL Resources Inc.            COM             001204106      2,341,056.00        54,800.00     Sole             None          None
AllianceBerstein HLDG LP      COM             01881g106        257,712.00         2,912.00     Sole             None          None
Altria Group Inc              COM             02209S103      2,346,154.00        26,719.00     Sole             None          None
Ambac Fincl Group             COM             023139108      3,256,903.00        37,700.00     Sole             None          None
American Express Comp         COM             025816109        708,102.00        12,555.00     Sole             None          None
American Funds- Growth
  Fnd of America Cl F         COM             399874403        346,383.00        10,452.12     Sole             None          None
American Funds-Cap World
  Bnd Fnd-SBI Cl A            COM             140541103        380,101.00        19,582.75     Sole             None          None
American Intl Group           COM             026874107      3,085,398.00        45,900.00     Sole             None          None
Apache Corporation            COM             037411105        304,717.00         4,310.00     Sole             None          None
AT&T Inc.                     COM             00206R102     13,488,569.00       342,089.00     Sole             None          None
Bank of America Corp.         COM             060505104     13,895,820.00       272,360.00     Sole             None          None
Baxter International          COM             071813109      5,871,599.00       111,479.00     Sole             None          None
BB&T Corp                     COM             054937107        357,899.00         8,725.00     Sole             None          None
BE Aerospace Inc.             COM             073302101      1,527,940.00        48,200.00     Sole             None          None
BP PLC ADS                    ADR             055622104        687,062.00        10,611.00     Sole             None          None
Bristol-Myers Squibb          COM             110122108        288,704.00        10,400.00     Sole             None          None
Canadian Natl Railway         COM             136375102      4,275,842.00        96,870.00     Sole             None          None
Canadian Sands Trust          ADR             13642L100      1,068,380.00        43,615.00     Sole             None          None
Capital One Financial         COM             14040H105      7,681,451.00       101,795.00     Sole             None          None
Caterpillar Inc               COM             149123101        304,316.00         4,540.00     Sole             None          None
Champion Enterprises          COM             158496109      3,760,407.00       427,319.00     Sole             None          None
ChevronTexaco Corp            COM             166764100      8,695,107.00       117,565.00     Sole             None          None
Cisco Systems Inc.            COM             17275R102        488,338.00        19,128.00     Sole             None          None
Citigroup Inc                 COM             172967101      6,626,010.00       129,061.00     Sole             None          None
Coca-Cola Company             COM             191216100      4,012,762.00        83,599.00     Sole             None          None
Comerica Incorporated         COM             200340107      2,654,488.00        44,900.00     Sole             None          None
Compucredit                   COM             20478N100        624,400.00        20,000.00     Sole             None          None
Computer Sciences Cor         COM             205363104        260,650.00         5,000.00     Sole             None          None
Compuware Corporation         COM             205638109         94,900.00        10,000.00     Sole             None          None
ConAgra Foods Inc             COM             205887102      2,911,260.00       116,871.00     Sole             None          None
ConocoPhillips                COM             20825C104     11,663,654.00       170,646.00     Sole             None          None
Dow Chemical Company          COM             260543103     10,645,940.00       232,140.00     Sole             None          None
DPL Inc.                      COM             233293109        247,722.00         7,968.00     Sole             None          None
Duke Energy Corporation       COM             26441C105        548,642.00        27,040.00     Sole             None          None
Ecotality, Inc.               COM             27922Y103          8,700.00        10,000.00     Sole             None          None
Eli Lilly & Co.               COM             532457108        280,903.00         5,230.00     Sole             None          None
Emerson Electric Co.          COM             291011104        275,690.00         6,398.00     Sole             None          None
Enerplus Resource Fund        ADR             29274D604        200,545.00         4,750.00     Sole             None          None
Exelon Corp                   COM             30161N101      2,442,297.00        35,545.00     Sole             None          None
Exxon Mobil                   COM             30231G102      2,061,143.00        27,318.00     Sole             None          None
FEI Company                   COM             30241L109        216,360.00         6,000.00     Sole             None          None
Fifth Third Bancorp           COM             316773100        224,402.00         5,800.00     Sole             None          None
Fleetwood Enterprises         COM             339099103        466,690.00        59,000.00     Sole             None          None
General Electric Co           COM             369604103      1,047,894.00        29,635.00     Sole             None          None
Genesco Inc.                  COM             371532102        294,863.00         7,100.00     Sole             None          None
Halliburton Company           COM             406216101      7,544,272.00       237,690.00     Sole             None          None
Harley-Davidson Inc.          COM             412822108      6,812,944.00       115,965.00     Sole             None          None
Hewlett-Packard Co            COM             428236103        574,002.00        14,300.00     Sole             None          None
Home Depot Inc.               COM             437076102      7,543,163.00       205,312.00     Sole             None          None
Honda Motor Co. Ltd.          ADR             438128308      7,795,119.00       223,548.00     Sole             None          None
Honeywell International
  Inc                         COM             438516106     14,982,394.00       325,280.00     Sole             None          None
Hugoton Royalty Trust         COM             444717102      1,278,409.00        50,771.00     Sole             None          None
Human Genome Sciences         COM             444903108        106,200.00        10,000.00     Sole             None          None
Hussman Strategic Growth
  Fund                        COM             448108100        250,815.00        15,784.48     Sole             None          None
IBM Corp                      COM             459200101      9,757,993.00       103,522.00     Sole             None          None
Illinois Tool Works           COM             452308109        210,218.00         4,074.00     Sole             None          None
Ingersoll-Rand Co             COM             G4776G101     11,101,029.00       255,961.00     Sole             None          None
Integrys Energy               COM             45822P105      1,126,853.00        20,300.00     Sole             None          None
Intel Corporation             COM             458140100      4,700,834.00       245,731.00     Sole             None          None
Interface Inc cl A            COM             458665106        518,926.00        32,453.00     Sole             None          None
J P Morgan Chase              COM             46625H100      9,913,788.00       204,915.00     Sole             None          None
Johnson & Johnson             COM             478160104      9,432,076.00       156,523.00     Sole             None          None
Johnson Controls Inc          COM             478366107        567,720.00         6,000.00     Sole             None          None
KeyCorp                       COM             493267108      2,858,024.00        76,275.00     Sole             None          None
LSI Logic Corporation         COM             502161102        313,200.00        30,000.00     Sole             None          None
MDU Resources Group           COM             552690109      1,172,592.00        40,800.00     Sole             None          None
Microsoft Corporation         COM             594918104        311,169.00        11,165.00     Sole             None          None
Morgan Stanley                COM             617446448     11,004,662.00       139,724.00     Sole             None          None
Newell Rubbermaid In          COM             651229106      4,795,433.00       154,244.00     Sole             None          None
Nike Inc cl B                 COM             654106103      9,431,000.00        88,754.00     Sole             None          None
Nokia Corporation             ADR             654902204      9,194,289.00       401,147.00     Sole             None          None
Norsk Hydro ASA               ADR             656531605        869,730.00        26,500.00     Sole             None          None
Novartis AG                   ADR             66987V109      6,643,827.00       121,615.00     Sole             None          None
Oil Service Holders           COM             678002106        335,156.00         2,300.00     Sole             None          None
Old Republic Intl             COM             680223104        582,110.00        26,316.00     Sole             None          None
Oracle Corporation            COM             68389X105      9,156,502.00       505,047.00     Sole             None          None
Palm Harbor Homes In          COM             696639103        767,448.00        53,518.00     Sole             None          None
PartnerRe Ltd.                COM             G6852T105        342,700.00         5,000.00     Sole             None          None
PepsiCo Inc.                  COM             713448108      6,076,654.00        95,605.00     Sole             None          None
Petroleo Brasilero ADS        ADR             71654V408     12,804,847.00       128,679.00     Sole             None          None
PETsMART Inc.                 COM             716768106     10,696,894.00       324,542.00     Sole             None          None
Pfizer Inc.                   COM             717081103     10,050,954.00       397,900.00     Sole             None          None
Polaris Industries In         COM             731068102        422,224.00         8,800.00     Sole             None          None
PPL Corp                      COM             69351T106      1,202,460.00        29,400.00     Sole             None          None
Procter & Gamble Co.          COM             742718109      1,090,142.00        17,260.00     Sole             None          None
Roberts Realty Inv            REUS            769900101         86,900.00        11,000.00     Sole             None          None
Selective Insurance G         COM             816300107        305,520.00        12,000.00     Sole             None          None
Solectron Co                  COM             834182107         37,800.00        12,000.00     Sole             None          None
Spectra Energy                COM             847560109        358,008.00        13,628.00     Sole             None          None
Sun Microsystems Inc          COM             866810104         60,130.00        10,005.00     Sole             None          None
SunTrust Banks Inc.           COM             867914103        930,048.00        11,200.00     Sole             None          None
Torchmark Corp.               COM             891027104      2,741,662.00        41,800.00     Sole             None          None
Tyco Intl Ltd                 COM             902124106      2,769,869.00        87,793.00     Sole             None          None
U.S. Bancorp                  COM             902973304      3,565,261.00       101,952.00     Sole             None          None
United Parcel Srvc B          COM             911312106        543,275.00         7,750.00     Sole             None          None
United Technologies           COM             913017109        247,000.00         3,800.00     Sole             None          None
UNUM Provident Corp.          COM             91529Y106      7,977,085.00       346,378.00     Sole             None          None
Vanguard Growth VIPERs        COM             922908736        295,601.00         5,066.00     Sole             None          None
Verizon Communication         COM             92343V104      3,717,260.00        98,029.00     Sole             None          None
Wachovia Bank                 COM             929903102        341,310.00         6,200.00     Sole             None          None
Wal-Mart Stores Inc.          COM             931142103     10,867,563.00       231,471.00     Sole             None          None
Wells Fargo & Co              COM             949746101        240,528.00         6,986.00     Sole             None          None
Whiting Petroleum Corp        COM             966387102        267,988.00         6,800.00     Sole             None          None
Wild Oats Markets In          COM             96808B107        409,500.00        22,500.00     Sole             None          None
Wyeth                         COM             983024100      4,230,036.00        84,550.00     Sole             None          None